Summary of Significant Accounting Policies - Schedule of Revenue by Major Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	$ 5,261,469	$ 4,646,389
Mold production [Member]
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	3,634,475	3,312,007
Mold repair [Member]
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	491,454	518,300
Machining services [Member]
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	$ 1,135,540	$ 816,082